Our operating assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	$ 73,261	$ 72,825
Deferred tax assets	2,766	3,375
Other financial assets	406	528
Quasi-equity loans to equity accounted units	0	97
Tax recoverable	0	29
Receivables and other assets	1,338	1,610
Total non-current assets	77,771	78,464
Loans to equity accounted units	0	97
Non-current assets
Disclosure of geographical areas [line items]
Investments in equity accounted units	3,298	3,407
Australia
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	31,674	32,807
Deferred tax assets	722	787
Canada
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	14,472	15,139
Deferred tax assets	457	545
Mongolia
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	12,872	11,653
Deferred tax assets	1,213	954
US
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	6,441	6,141
Deferred tax assets	115	851
Africa
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	2,945	3,080
South America
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	3,317	2,451
Europe (excluding UK)
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	245	246
UK
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	136	111
Other countries
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	1,159	1,197
Deferred tax assets	$ 259	$ 238